NAC
Nuveen California Quality Municipal Income Fund
Portfolio of Investments    November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 153.2% (99.9% of Total Investments)
	MUNICIPAL BONDS – 153.2% (99.9% of Total Investments)
	Consumer Staples – 5.2% (3.4% of Total Investments)
$1,000	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series 2007A, 5.000%, 6/01/47	12/20 at 100.00	N/R	$1,000,280
680	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A, 4.000%, 6/01/49	6/30 at 100.00	BBB+	774,384
1,115	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2002A, 5.625%, 5/01/29	12/20 at 100.00	Baa1	1,119,360
25,000	California Statewide Financing Authority, Tobacco Settlement Asset-Backed Bonds, Pooled Tobacco Securitization Program, Series 2006A, 0.000%, 6/01/46	12/20 at 20.86	N/R	5,206,750
31,645	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	32,815,865
39,735	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.250%, 6/01/47	6/22 at 100.00	N/R	41,194,069
26,755	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	27,614,103
19,000	Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation, Series 2007B, 0.000%, 6/01/47	12/20 at 21.80	N/R	4,124,140
8,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.375%, 6/01/38	12/20 at 100.00	B-	8,535,955
153,430	Total Consumer Staples			122,384,906
	Education and Civic Organizations – 6.4% (4.1% of Total Investments)
4,000	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, The Jackson Laboratory, Series 2012, 5.000%, 7/01/37	7/22 at 100.00	A1	4,266,480
7,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Refunding Series 2014U-6, 5.000%, 5/01/45	No Opt. Call	AAA	11,268,600
10,065	California Infrastructure and Economic Development Bank, Revenue Bonds, Academy of Motion Picture Arts and Sciences Obligated Group, Green Series 2020A, 5.000%, 11/01/30	No Opt. Call	Aa2	13,550,610
	California Municipal Finance Authority, Revenue Bonds, Creative Center of Los Altos Project Pinewood & Oakwood Schools, Series 2016B:
800	4.000%, 11/01/36, 144A	11/26 at 100.00	N/R	795,320
1,000	4.500%, 11/01/46, 144A	11/26 at 100.00	N/R	1,005,640
5,385	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education Multiple Projects, Series 2014A, 7.250%, 6/01/43	6/22 at 102.00	N/R	5,865,719
1,000	California Municipal Finance Authority, Revenue Bonds, Biola University, Series 2013, 5.000%, 10/01/38	10/23 at 100.00	Baa1	1,075,640

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$380	California School Finance Authority, Charter School Revenue Bonds, Kepler Neighborhood School, Series 2017A, 5.000%, 5/01/27, 144A	No Opt. Call	N/R	$404,901
1,615	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2015A, 5.000%, 7/01/45, 144A	7/25 at 100.00	BBB	1,813,193
2,150	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46, 144A	7/25 at 100.00	BBB	2,412,838
	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C:
5,995	5.000%, 7/01/46	7/25 at 101.00	BBB	6,782,144
8,340	5.250%, 7/01/52	7/25 at 101.00	BBB	9,478,910
800	California School Finance Authority, School Facility Revenue Bonds, Value Schools, Series 2016A, 6.000%, 7/01/51, 144A	7/26 at 100.00	BB+	912,744
4,140	California State University, Systemwide Revenue Bonds, Series 2016A, 4.000%, 11/01/38	5/26 at 100.00	Aa2	4,715,584
10,440	California State University, Systemwide Revenue Bonds, Series 2019A, 5.000%, 11/01/44	11/29 at 100.00	Aa2	13,559,576
1,740	California Statewide Communitities Development Authority, Charter School Revenue Bonds, Rocketship 4 - Mosaic Elementary Charter School, Series 2011A, 8.500%, 12/01/41	12/21 at 100.00	N/R	1,846,471
1,000	Dutchess County Local Development Corporation, New York, Revenue Bonds, Marist College Project, Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A+	1,125,980
17,750	University of California, General Revenue Bonds, Limited Project Series 2017M, 5.000%, 5/15/47	5/27 at 100.00	AA-	21,699,730
6,775	University of California, General Revenue Bonds, Series 2017AV, 5.250%, 5/15/47	5/27 at 100.00	AA	8,438,804
8,500	University of California, General Revenue Bonds, Series 2018AZ, 5.000%, 5/15/48	5/28 at 100.00	AA	10,590,490
	University of California, General Revenue Bonds, Series 2020BE:
11,040	5.000%, 5/15/43	5/30 at 100.00	AA	14,300,002
12,000	4.000%, 5/15/50	5/30 at 100.00	AA	14,418,960
121,915	Total Education and Civic Organizations			150,328,336
	Financials – 0.0% (0.0% of Total Investments)
1,305	Puerto Rico Urgent Interest Fund Corp (COFINA), National Taxable Trust Unit, Series 2007A Sr. Bond, 0.000%, 8/01/54 (4)	No Opt. Call	N/R	251,573
	Health Care – 14.3% (9.3% of Total Investments)
9,345	ABAG Finance Authority for Nonprofit Corporations, California, Revenue Bonds, Sharp HealthCare, Series 2014A, 5.000%, 8/01/43	8/23 at 100.00	AA	10,207,543
22,545	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46	11/26 at 100.00	A+	26,788,420
	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2018A:
6,135	5.000%, 11/15/36	11/27 at 100.00	A+	7,695,744
7,250	5.000%, 11/15/48	11/27 at 100.00	A+	8,760,755
15,000	California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai Medical Center, Refunding Series 2016B, 4.000%, 8/15/39	8/26 at 100.00	Aa3	17,076,750

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
$3,900	5.000%, 8/15/42	8/27 at 100.00	BBB+	$4,565,028
2,400	5.000%, 8/15/47	8/27 at 100.00	BBB+	2,787,768
	California Health Facilities Financing Authority, Revenue Bonds, CommonSpirit Health, Series 2020A:
9,975	4.000%, 4/01/44	4/30 at 100.00	BBB+	11,412,597
6,530	4.000%, 4/01/45	4/30 at 100.00	BBB+	7,449,685
6,105	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2014A, 5.000%, 8/15/43	8/24 at 100.00	AA-	6,802,679
1,250	California Health Facilities Financing Authority, Revenue Bonds, Memorial Health Services, Series 2012A, 5.000%, 10/01/33	10/22 at 100.00	AA-	1,344,575
2,230	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38	10/24 at 100.00	AA-	2,569,228
8,375	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2014B, 5.000%, 10/01/44	10/24 at 100.00	AA-	9,598,085
11,250	California Health Facilities Financing Authority, Revenue Bonds, Providence Saint Joseph Health, Refunding Series 2016A, 4.000%, 10/01/47	10/26 at 100.00	AA-	12,594,375
8,760	California Health Facilities Financing Authority, Revenue Bonds, Rady Children's Hospital - San Diego, Series 2011, 5.250%, 8/15/41	8/21 at 100.00	AA	9,014,566
685	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	788,730
11,520	California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare Group, Series 2017A, 5.250%, 11/01/41	11/26 at 100.00	BBB-	13,240,742
1,455	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	1,624,580
5,760	California Public Finance Authority, Revenue Bonds, Sharp HealthCare, Series 2017A, 5.000%, 8/01/47	2/28 at 100.00	AA	6,926,227
2,000	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%, 10/01/46	10/26 at 100.00	A-	2,268,020
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
1,000	5.250%, 12/01/34	12/24 at 100.00	BB	1,106,120
1,200	5.250%, 12/01/44	12/24 at 100.00	BB	1,304,640
2,375	5.500%, 12/01/54	12/24 at 100.00	BB	2,597,656
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
9,385	5.000%, 12/01/46, 144A	6/26 at 100.00	BB	10,296,753
33,895	5.250%, 12/01/56, 144A	6/26 at 100.00	BB	37,781,062
16,445	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2018A, 5.500%, 12/01/58, 144A	6/28 at 100.00	BB	18,943,982

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2015A:
$2,345	5.000%, 3/01/35	3/26 at 100.00	A+	$2,787,783
3,000	5.000%, 3/01/45	3/26 at 100.00	A+	3,489,930
5,000	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System/West, Series 2018A, 5.000%, 3/01/48	3/28 at 100.00	A+	6,016,000
2,670	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/44	7/24 at 100.00	A-	3,001,881
25,290	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente, Series 2012A, 5.000%, 4/01/42	4/22 at 100.00	AA-	26,640,233
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
5,329	5.750%, 7/01/24 (5)	12/20 at 100.00	N/R	4,902,391
5,813	5.750%, 7/01/30 (5)	12/20 at 100.00	N/R	5,348,283
4,069	5.750%, 7/01/35 (5)	12/20 at 100.00	N/R	3,744,041
5,487	5.500%, 7/01/39 (5)	12/20 at 100.00	N/R	5,047,791
780	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured	No Opt. Call	AA-	803,439
6,200	Madera County, California, Certificates of Participation, Valley Children's Hospital Project, Series 1995, 5.750%, 3/15/28 – NPFG Insured	12/20 at 100.00	A1	6,223,126
12,910	Palomar Pomerado Health System, California, Revenue Bonds, Refunding Series 2016, 5.000%, 11/01/39	11/26 at 100.00	BBB	14,753,161
17,400	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	18,422,424
303,063	Total Health Care			336,726,793
	Housing/Multifamily – 3.0% (2.0% of Total Investments)
5,575	California Community Housing Agency, California, Essential Housing Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%, 2/01/50, 144A	2/30 at 100.00	N/R	6,311,067
1,385	California Community Housing Agency, California, Essential Housing Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A, 5.000%, 8/01/49, 144A	8/29 at 100.00	N/R	1,537,959
7,575	California Community Housing Agency, Workforce Housing Revenue Bonds, Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A	4/29 at 100.00	N/R	8,495,968
3,497	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-1, 4.250%, 1/15/35	No Opt. Call	BBB+	4,010,557
23,584	California Housing Finance Agency, Municipal Certificate Revenue Bonds, Class A Series 2019-2, 4.000%, 3/20/33	No Opt. Call	BBB+	26,308,953
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Senior Series 2014A:
1,680	5.250%, 8/15/39	8/24 at 100.00	BBB+	1,857,408
2,150	5.250%, 8/15/49	8/24 at 100.00	BBB+	2,359,367

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)
	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012A:
$6,540	5.125%, 8/15/32	8/22 at 100.00	A-	$6,915,331
6,010	5.500%, 8/15/47	8/22 at 100.00	A-	6,334,300
3,920	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2012B, 7.250%, 8/15/47	8/22 at 100.00	N/R	4,187,540
	California Public Finance Authority, University Housing Revenue Bonds, National Campus Community Development - Claremont Properties LLC Claremont Colleges Project, Series 2017A:
1,325	5.000%, 7/01/37, 144A	7/27 at 100.00	Caa2	1,113,000
1,000	5.000%, 7/01/47, 144A	7/27 at 100.00	Caa2	840,000
1,230	Independent Cities Finance Authority, California, Mobile Home Park Revenue Bonds, Augusta Communities Mobile Home Park, Series 2012A, 5.000%, 5/15/39	5/22 at 100.00	A+	1,279,065
65,471	Total Housing/Multifamily			71,550,515
	Tax Obligation/General – 33.2% (21.7% of Total Investments)
4,125	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/25 – AGM Insured	No Opt. Call	AA	4,005,169
18,400	Antelope Valley Community College District, Los Angeles County, California, General Obligation Bonds, Election 2016 Series 2017A, 5.250%, 8/01/42	2/27 at 100.00	AA	22,576,800
	California State, General Obligation Bonds, Refunding Various Purpose Series 2012:
3,230	5.250%, 2/01/29	2/22 at 100.00	Aa2	3,415,144
5,245	5.000%, 9/01/36	9/22 at 100.00	Aa2	5,660,089
	California State, General Obligation Bonds, Refunding Various Purpose Series 2013:
9,260	5.000%, 2/01/29	2/23 at 100.00	Aa2	10,190,815
1,710	5.000%, 2/01/31	2/23 at 100.00	Aa2	1,877,204
	California State, General Obligation Bonds, Refunding Various Purpose Series 2016:
3,750	5.000%, 9/01/30	9/26 at 100.00	Aa2	4,650,488
4,600	5.000%, 8/01/33	8/26 at 100.00	Aa2	5,640,060
8,000	5.000%, 9/01/37	9/26 at 100.00	Aa2	9,749,680
9,210	California State, General Obligation Bonds, Refunding Various Purpose Series 2019, 3.000%, 10/01/35	10/29 at 100.00	Aa2	10,433,549
	California State, General Obligation Bonds, Various Purpose Refunding Series 2015:
6,700	5.000%, 8/01/32	2/25 at 100.00	Aa2	7,906,335
11,000	5.000%, 8/01/34	8/25 at 100.00	Aa2	13,176,020
5,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2016, 5.000%, 9/01/36	9/26 at 100.00	Aa2	6,106,050
140	California State, General Obligation Bonds, Various Purpose Series 2000, 5.625%, 5/01/22 – FGIC Insured	12/20 at 100.00	Aa2	140,620

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	California State, General Obligation Bonds, Various Purpose Series 2011:
$13,835	5.250%, 10/01/28	10/21 at 100.00	Aa2	$14,403,757
14,520	5.000%, 9/01/31	9/21 at 100.00	Aa2	15,024,425
15,025	5.000%, 9/01/41	9/21 at 100.00	Aa2	15,520,524
21,420	5.000%, 10/01/41	10/21 at 100.00	Aa2	22,205,043
	California State, General Obligation Bonds, Various Purpose Series 2013:
9,940	5.000%, 4/01/37	4/23 at 100.00	Aa2	10,960,838
9,755	5.000%, 2/01/43	2/23 at 100.00	Aa2	10,668,848
15,145	5.000%, 4/01/43	4/23 at 100.00	Aa2	16,666,921
7,240	5.000%, 11/01/43	11/23 at 100.00	Aa2	8,142,538
	California State, General Obligation Bonds, Various Purpose Series 2014:
24,970	5.000%, 5/01/32	5/24 at 100.00	Aa2	28,707,260
8,910	5.000%, 10/01/39	10/24 at 100.00	Aa2	10,315,463
10,245	5.000%, 12/01/43	12/23 at 100.00	Aa2	11,557,692
1,815	5.000%, 10/01/44	10/24 at 100.00	Aa2	2,086,451
9,500	California State, General Obligation Bonds, Various Purpose Series 2015, 5.000%, 3/01/45	3/25 at 100.00	Aa2	11,052,395
3,780	California State, General Obligation Bonds, Various Purpose Series 2017, 5.000%, 11/01/47	11/27 at 100.00	Aa2	4,676,314
8,360	California State, General Obligation Bonds, Various Purpose Series 2018, 5.000%, 10/01/47	4/26 at 100.00	Aa2	9,906,098
8,000	California State, General Obligation Bonds, Various Purpose Series 2018 Bid Group A/B, 5.000%, 10/01/48	10/28 at 100.00	Aa2	10,111,200
5,000	California State, General Obligation Bonds, Various Purpose Series 2019, 5.000%, 4/01/45	4/29 at 100.00	Aa2	6,364,250
3,550	Centinela Valley Union High School District, Los Angeles County, California, General Obligation Bonds, Series 2002A, 5.250%, 2/01/26 – NPFG Insured	No Opt. Call	A+	4,118,568
15,000	Chaffey Joint Union High School District, San Bernardino County, California, General Obligation Bonds, Election 2012 Series 2019D, 4.000%, 8/01/49	8/28 at 100.00	Aa1	17,515,650
	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds, Election 2014, Series 2019C:
7,860	3.000%, 8/01/44	8/28 at 100.00	AA-	8,468,285
5,585	4.000%, 8/01/49	8/28 at 100.00	AA-	6,499,823
7,500	Desert Community College District, Riverside County, California, General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/37	2/26 at 100.00	AA	9,069,525
3,300	Evergreen School District, Santa Clara County, California, General Obligation Bonds, Election of 2014, Series 2018, 5.000%, 8/01/46	8/28 at 100.00	Aa2	4,157,175
5,150	Hacienda La Puente Unified School District Facilities Financing Authority, California, General Obligation Revenue Bonds, Series 2007, 5.000%, 8/01/26 – AGM Insured	No Opt. Call	AA	6,489,618
3,000	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation Bonds, 2016 Election, Series 2017A, 4.000%, 8/01/47	8/27 at 100.00	AAA	3,458,100
5,630	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2010, 0.000%, 8/01/45 – AGM Insured (6)	No Opt. Call	AA	6,016,162

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
$4,650	Long Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2016, Series 2019B, 3.000%, 8/01/41	8/29 at 100.00	Aa2	$5,082,404
13,465	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2020RYQ, 4.000%, 7/01/44	7/30 at 100.00	AA+	16,131,339
10,050	Manhattan Beach Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2016 Measure C Series 2020B, 4.000%, 9/01/45	9/30 at 100.00	Aa1	12,253,463
4,100	Monrovia Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2001B, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	Aa3	3,828,088
3,100	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2018, Series 2019A, 4.000%, 8/01/49	8/29 at 100.00	Aa1	3,683,017
10,765	North Orange County Community College District, California, General Obligation Bonds, Election of 2002 Series 2003B, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	AA+	10,144,828
14,655	Ontario-Montclair School District, San Bernardino County, California, General Obligation Bonds, Election of 2016, Series 2019B, 4.000%, 8/01/48	8/27 at 100.00	Aa2	16,876,405
1,815	Orland Joint Unified School District, Glenn and Tehama Counties, California, General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51 (6)	8/37 at 100.00	AA	1,600,649
7,495	Palmdale School District, Los Angeles County, California, General Obligation Bonds, 2016 Election Series 2017A, 5.250%, 8/01/42	8/27 at 100.00	AAA	9,382,316
10,330	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/35	No Opt. Call	A2	7,209,410
5,000	Paramount Unified School District, Los Angeles County, California, General Obligation Bonds, Election 2006 Series 2011, 0.000%, 8/01/45 (6)	2/33 at 100.00	Aa3	6,772,300
28,000	San Bernardino Community College District, California, General Obligation Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44	No Opt. Call	Aa1	15,015,000
4,250	San Diego Community College District, San Diego County, California, General Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/41	8/26 at 100.00	AAA	5,179,390
5,690	San Francisco Bay Area Rapid Transit District, California, General Obligation Bonds, Election of 2016, Green Series 2019B-1, 3.000%, 8/01/49	8/29 at 100.00	AAA	6,145,086
21,000	San Marcos Unified School District, San Diego County, California, General Obligation Bonds, 2010 Election, Series 2012B, 0.000%, 8/01/51	No Opt. Call	AA-	9,537,780
20,220	San Mateo County Community College District, California, General Obligation Bonds, Election 2014 Series 2018B, 5.000%, 9/01/45	9/28 at 100.00	AAA	25,706,697
1,220	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A, 0.000%, 7/01/51 (6)	9/41 at 100.00	Aaa	1,187,548
4,970	San Rafael City High School District, Marin County, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/27 – FGIC Insured	No Opt. Call	AA+	4,671,303
8,700	Santa Ana College Improvement District 1, Orange County, California, General Obligation Bonds, Rancho Santiago Community College District, Election of 2012, Series 2017B, 4.000%, 8/01/41	8/27 at 100.00	AA	10,131,846
6,725	Santa Barbara Unified School District, Santa Barbara County, California, General Obligation Bonds, School Facilities Improvement District 1, Election of 2016, Series 2019B, 5.000%, 8/01/44	8/28 at 100.00	Aa1	8,501,005
2,200	Santa Maria Joint Union High School District, Santa Barbara and San Luis Obispo Counties, California, General Obligation Bonds, Series 2003B, 5.625%, 8/01/24 – AGM Insured	No Opt. Call	Aa3	2,510,332

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Sonoma County Junior College District, California, General Obligation Bonds, Election 2014 Series 2019B:
$7,285	3.000%, 8/01/37	8/29 at 100.00	AA	$8,073,018
4,650	3.000%, 8/01/41	8/29 at 100.00	AA	5,098,074
4,175	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2000, Series 2004, 0.000%, 8/01/25 – FGIC Insured	No Opt. Call	Aa2	4,053,716
5,530	Stockton Unified School District, San Joaquin County, California, General Obligation Bonds, Election 2008 Series 2011D, 0.000%, 8/01/50 – AGM Insured (6)	8/37 at 100.00	AA	6,935,007
26,000	Sylvan Union School District, Stanislaus County, California, General Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 – AGM Insured (6)	No Opt. Call	AA	29,285,360
	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2004 Election Series 2013B:
4,740	5.500%, 8/01/38	8/24 at 100.00	A1	5,373,311
4,830	5.500%, 8/01/40	8/24 at 100.00	A1	5,464,131
	Washington Township Health Care District, Alameda County, California, General Obligation Bonds, 2012 Election Series 2013A:
4,355	5.500%, 8/01/38	8/24 at 100.00	A1	4,936,872
3,500	5.500%, 8/01/40	8/24 at 100.00	A1	3,959,515
2,015	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2012C, 5.000%, 8/01/26	8/22 at 100.00	Aa2	2,164,473
140,160	Yosemite Community College District, California, General Obligation Bonds, Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (6)	No Opt. Call	Aa2	147,661,363
730,045	Total Tax Obligation/General			784,245,992
	Tax Obligation/Limited – 25.5% (16.6% of Total Investments)
1,675	Beaumont Financing Authority, California, Local Agency Revenue Bonds, Improvement Area 19A, Series 2015B, 5.000%, 9/01/35	9/25 at 100.00	N/R	1,902,934
1,655	Bell Community Housing Authority, California, Lease Revenue Bonds, Series 2005, 5.000%, 10/01/36 – AMBAC Insured	12/20 at 100.00	N/R	1,665,443
2,125	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area, Series 2003, 5.500%, 10/01/23 – RAAI Insured	12/20 at 100.00	AA	2,133,649
21,255	California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Revenue Bonds, Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	AAA	26,009,956
	California Infrastructure and Economic Development Bank, Lease Revenue Bonds, California State Teachers Retirement System Headquarters Expansion, Green Bond-Climate Bond Certified Series 2019:
1,175	5.000%, 8/01/38	8/29 at 100.00	AA	1,500,181
4,000	5.000%, 8/01/49	8/29 at 100.00	AA	4,978,840
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Series 2013G:
10,690	5.250%, 9/01/30	9/23 at 100.00	Aa3	12,074,141
18,135	5.250%, 9/01/32	9/23 at 100.00	Aa3	20,451,202

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2013F:
$8,685	5.250%, 9/01/31	9/23 at 100.00	Aa3	$9,804,410
1,450	5.250%, 9/01/33	9/23 at 100.00	Aa3	1,634,774
10,525	California State Public Works Board, Lease Revenue Bonds, Department of Corrections & Rehabilitation, Various Correctional Facilities Series 2014A, 5.000%, 9/01/39	9/24 at 100.00	Aa3	12,137,114
17,395	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, New Stockton Courthouse, Series 2014B, 5.000%, 10/01/39	10/24 at 100.00	Aa3	20,110,359
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Various Projects Series 2013A, 5.000%, 3/01/30	3/23 at 100.00	Aa3	1,101,230
1,000	California State Public Works Board, Lease Revenue Bonds, Judicial Council of California, Yuba City Courthouse, Series 2013D, 5.000%, 6/01/32	6/23 at 100.00	Aa3	1,109,630
2,650	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2012A, 5.000%, 4/01/33	4/22 at 100.00	Aa3	2,805,979
3,770	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2012G, 5.000%, 11/01/37	11/22 at 100.00	Aa3	4,080,723
9,950	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	Aa3	11,168,775
13,520	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2014E, 5.000%, 9/01/39	9/24 at 100.00	Aa3	15,590,858
1,000	Fullerton Community Facilities District 1, California, Special Tax Bonds, Amerige Heights, Refunding Series 2012, 5.000%, 9/01/32	9/22 at 100.00	A+	1,074,040
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
3,250	5.000%, 6/01/40	6/25 at 100.00	Aa3	3,783,552
86,320	5.000%, 6/01/45	6/25 at 100.00	Aa3	99,745,350
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2013A, 5.000%, 6/01/30	6/23 at 100.00	Aa3	1,104,580
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
9,000	5.000%, 11/15/29	11/25 at 100.00	BB	10,272,690
11,000	5.000%, 11/15/35	11/25 at 100.00	BB	12,398,430
2,050	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Refunding Series 1998A, 5.250%, 5/01/23 – AMBAC Insured	No Opt. Call	N/R	2,213,262
	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2014A:
530	5.000%, 9/01/29	9/24 at 100.00	A+	608,286
1,900	5.000%, 9/01/30	9/24 at 100.00	A+	2,176,526
1,220	5.000%, 9/01/31	9/24 at 100.00	A+	1,394,314
1,955	Jurupa Public Financing Authority, California, Special Tax Revenue Bonds, Series 2015A, 5.000%, 9/01/43	9/25 at 100.00	A+	2,244,477
810	Lake Elsinore Public Financing Authority, California, Local Agency Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	913,445
1,000	Lathrop, California, Limited Obligation Improvement Bonds, Crossroads Assessment District, Series 2015, 5.000%, 9/02/40	9/25 at 100.00	N/R	1,129,220

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$14,930	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Vermont Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured	12/20 at 100.00	Aa2	$14,978,373
	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Senior Series 2016A:
5,125	5.000%, 6/01/36	6/26 at 100.00	AAA	6,274,999
5,620	5.000%, 6/01/37	6/26 at 100.00	AAA	6,864,099
5,210	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier Senior Sales Tax Revenue Bonds, Green Series 2017A, 5.000%, 7/01/41	7/27 at 100.00	AAA	6,470,143
	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A:
10,455	5.000%, 7/01/38	7/27 at 100.00	AAA	13,060,804
3,995	5.000%, 7/01/39	7/27 at 100.00	AAA	4,982,125
15,615	5.000%, 7/01/42	7/27 at 100.00	AAA	19,346,829
9,045	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple Capital Facilities Project II, Series 2012, 5.000%, 8/01/42	8/22 at 100.00	AA+	9,686,200
2,000	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49	12/29 at 100.00	AA+	2,551,160
	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A:
1,625	6.750%, 9/01/26	9/21 at 100.00	A	1,696,662
750	7.000%, 9/01/31	9/21 at 100.00	A	780,128
1,835	Modesto, California, Speical Tax Bonds, Community Faclities District 2004-1 Village One 2, Refunding Series 2014, 5.000%, 9/01/31	9/24 at 100.00	BBB+	2,081,991
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009, 7.000%, 3/01/34	12/20 at 100.00	A+	1,004,200
19,390	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	Baa2	22,064,075
	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Senior Series 2013A:
11,310	5.250%, 9/01/30	9/23 at 100.00	N/R	12,437,268
10,145	5.750%, 9/01/39	9/23 at 100.00	N/R	11,144,790
1,650	Patterson Public Finance Authority, California, Revenue Bonds, Community Facilities District 2001-1, Subordinate Lien Series 2013B, 5.875%, 9/01/39	9/23 at 100.00	N/R	1,818,085
8,160	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/20 at 100.00	N/R	8,250,576
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured	No Opt. Call	AA-	8,596,350
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
10,995	0.000%, 7/01/46	7/28 at 41.38	N/R	3,300,259
49,372	5.000%, 7/01/58	7/28 at 100.00	N/R	54,455,835
43	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Taxable Restructured Cofina Project Series 2019A-2, 4.536%, 7/01/53	7/28 at 100.00	N/R	46,108

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$3,500	Rancho Cucamonga Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014, 5.000%, 9/01/30	9/24 at 100.00	AA+	$4,038,720
960	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.500%, 10/01/25	10/21 at 100.00	A	1,009,834
5,000	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Refunding Limited Tax Series 2017B, 5.000%, 6/01/39	12/27 at 100.00	AA+	6,323,150
	Riverside County, California, Special Tax Bonds, Community Facilities District 04-2 Lake Hill Crest, Series 2012:
990	5.000%, 9/01/29	9/22 at 100.00	N/R	1,057,231
2,615	5.000%, 9/01/35	9/22 at 100.00	N/R	2,774,463
	Riverside County, California, Special Tax Bonds, Community Facilities District 05-8 Scott Road, Series 2013:
555	5.000%, 9/01/30	9/22 at 100.00	N/R	591,846
710	5.000%, 9/01/42	9/22 at 100.00	N/R	749,938
	Roseville, California, Special Tax Bonds, Community Facilities District 1 Westpark, Refunding Series 2015:
385	5.000%, 9/01/31	9/25 at 100.00	N/R	442,754
575	5.000%, 9/01/37	9/25 at 100.00	N/R	652,240
5,500	Sacramento Area Flood Control Agency, California, Consolidated Capital Assessment District 2 Bonds, Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	AA	6,716,490
	Sacramento Area Flood Control Agency, California, Consolidated Capital Assessment District 2 Bonds, Series 2020:
2,540	4.000%, 10/01/40	10/30 at 100.00	AA	3,075,076
8,245	4.000%, 10/01/43	10/30 at 100.00	AA	9,889,877
4,250	Sacramento City Financing Authority, California, Tax Allocation Revenue Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A, 0.000%, 12/01/31 – FGIC Insured	No Opt. Call	A	3,465,535
	San Buenaventura Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Areas, Series 2008:
1,000	7.750%, 8/01/28	12/20 at 100.00	A	1,005,540
1,325	8.000%, 8/01/38	12/20 at 100.00	A	1,332,513
620	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/40	9/25 at 100.00	N/R	699,782
8,855	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax Series 2016A, 5.000%, 4/01/48	4/26 at 100.00	AAA	10,623,698
5,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds, Series 2019A, 3.000%, 7/01/44	7/27 at 100.00	AA+	5,320,700
255	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 6 Mission Bay South Public Improvements, Refunding Series 2013A, 5.000%, 8/01/33	8/22 at 100.00	N/R	269,359
1,935	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39	8/24 at 100.00	N/R	2,067,586

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$5,000	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/41 – NPFG Insured	8/26 at 100.00	A	$5,880,150
1,315	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011, 7.000%, 10/01/26	4/21 at 100.00	N/R	1,340,340
2,500	Stockton Public Financing Authority, California, Revenue Bonds, Arch Road East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/37	9/25 at 103.00	N/R	2,816,000
	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017:
1,565	5.500%, 9/01/27, 144A	No Opt. Call	N/R	1,683,893
1,455	5.750%, 9/01/32, 144A	9/27 at 100.00	N/R	1,596,979
5,560	6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	6,026,762
1,350	Temecula Valley Unified School District, Riverside County, California, Special Tax Bonds, Community Facilities District 2002-1 Improvement Area 1, Series 2012, 5.000%, 9/01/33	9/22 at 100.00	N/R	1,424,372
4,085	Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior Green Series 2020A, 5.000%, 10/01/49	4/30 at 100.00	A-	5,078,799
1,565	Tustin, California, Special Tax Bonds, Community Facilities District 06-1 Tustin Legacy/Columbus Villages, Refunding Series 2015A, 5.000%, 9/01/32	9/25 at 100.00	A-	1,844,963
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured	12/20 at 100.00	Baa2	7,014,957
1,620	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	10/22 at 100.00	AA	1,734,259
1,280	William S Hart School Financing Authority, California, Refunding Revenue Bonds, Series 2013, 5.000%, 9/01/34	9/23 at 100.00	A	1,409,510
537,690	Total Tax Obligation/Limited			601,166,745
	Transportation – 22.8% (14.9% of Total Investments)
	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B:
6,990	5.000%, 10/01/34	10/26 at 100.00	BBB+	8,208,567
5,445	5.000%, 10/01/36	10/26 at 100.00	BBB+	6,364,987
9,500	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Series 2019S-H, 5.000%, 4/01/49	4/29 at 100.00	AA-	11,921,550
3,500	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 5.000%, 12/31/47 (AMT)	6/28 at 100.00	BBB-	4,083,870
2,295	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	2,403,485
20,725	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43	1/24 at 100.00	BBB+	23,755,409
45,735	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 5.750%, 1/15/46	1/24 at 100.00	A-	51,434,953
1,200	Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%, 5/15/42	5/25 at 100.00	AA	1,387,764
870	Long Beach, California, Harbor Revenue Bonds, Series 2017C, 5.000%, 5/15/47	5/27 at 100.00	AA	1,035,178

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$10,840	Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%, 5/15/44	5/29 at 100.00	Aa2	$13,518,456
5,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015A, 4.750%, 5/15/40 (AMT)	5/25 at 100.00	Aa2	5,686,000
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D:
2,600	5.000%, 5/15/31 (AMT)	5/25 at 100.00	Aa2	3,042,026
11,420	5.000%, 5/15/33 (AMT)	5/25 at 100.00	Aa2	13,285,800
3,000	5.000%, 5/15/36 (AMT)	5/25 at 100.00	Aa2	3,477,420
11,335	5.000%, 5/15/41 (AMT)	5/25 at 100.00	Aa2	13,059,167
10,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2020C, 5.000%, 5/15/39 (AMT)	5/30 at 100.00	Aa2	12,795,800
1,500	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016A, 5.000%, 5/15/35 (AMT)	5/26 at 100.00	Aa3	1,774,035
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B:
1,765	5.000%, 5/15/30 (AMT)	5/26 at 100.00	Aa3	2,115,776
1,000	5.000%, 5/15/34 (AMT)	5/26 at 100.00	Aa3	1,184,590
6,835	5.000%, 5/15/46 (AMT)	5/26 at 100.00	Aa3	7,939,399
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2017A:
13,680	5.000%, 5/15/42 (AMT)	5/27 at 100.00	Aa3	16,330,090
11,900	5.000%, 5/15/47 (AMT)	5/27 at 100.00	Aa3	14,095,788
4,850	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A, 5.000%, 5/15/44 (AMT)	5/28 at 100.00	Aa3	5,882,177
22,015	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/44 (AMT)	11/27 at 100.00	Aa3	26,485,586
1,250	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018D, 5.000%, 5/15/43 (AMT)	5/29 at 100.00	Aa3	1,549,238
1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019D, 5.000%, 5/15/32 (AMT)	11/28 at 100.00	Aa3	1,266,250
5,485	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019E, 5.000%, 5/15/44	11/28 at 100.00	Aa3	6,857,841
2,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2019F, 5.000%, 5/15/36 (AMT)	5/29 at 100.00	Aa3	2,520,340
5,000	Los Angeles Harbors Department, California, Revenue Bonds, Refunding Series 2014B, 5.000%, 8/01/44	8/24 at 100.00	AA	5,700,300
	Los Angeles Harbors Department, California, Revenue Bonds, Series 2014C:
1,160	5.000%, 8/01/34	8/24 at 100.00	AA	1,336,018
1,575	5.000%, 8/01/35	8/24 at 100.00	AA	1,814,116
1,865	5.000%, 8/01/36	8/24 at 100.00	AA	2,145,459
6,610	5.000%, 8/01/44	8/24 at 100.00	AA	7,535,797

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P:
$4,895	5.000%, 5/01/29 (AMT)	5/22 at 100.00	A+	$5,214,301
7,340	5.000%, 5/01/31 (AMT)	5/22 at 100.00	A+	7,820,476
1,000	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44	6/23 at 100.00	A	1,088,020
735	Sacramento Regional Transit District, California, Farebox Revenue Bonds, Refunding Series 2012, 5.000%, 3/01/42	12/20 at 100.00	A-	735,463
5,000	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Refunding Subordinate Series 2019A, 5.000%, 7/01/39	7/29 at 100.00	A+	6,349,850
9,550	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Senior Series 2013B, 5.000%, 7/01/43 (AMT)	7/23 at 100.00	AA-	10,326,033
5,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose Second Series 2017B, 5.000%, 5/01/47	5/27 at 100.00	A1	6,014,450
22,930	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Governmental Purpose Series 2016C, 5.000%, 5/01/46	5/26 at 100.00	A1	27,037,451
4,500	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2014B, 5.000%, 5/01/44	5/24 at 100.00	A1	5,080,410
50,075	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (AMT)	5/26 at 100.00	A1	58,056,454
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A:
2,500	5.250%, 5/01/42 (AMT)	5/27 at 100.00	A1	3,009,375
19,965	5.000%, 5/01/47 (AMT)	5/27 at 100.00	A	23,615,600
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018D:
37,935	5.000%, 5/01/43 (AMT)	5/28 at 100.00	A1	46,009,844
20,000	5.250%, 5/01/48 (AMT)	5/28 at 100.00	A1	24,459,200
9,350	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2018E, 5.000%, 5/01/48	5/28 at 100.00	A1	11,425,700
2,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019A, 5.000%, 5/01/44 (AMT)	5/29 at 100.00	A1	2,473,000
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2019E:
4,900	5.000%, 5/01/39 (AMT)	5/29 at 100.00	A1	6,135,094
3,335	5.000%, 5/01/40 (AMT)	5/29 at 100.00	A1	4,166,849
	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A:
3,250	5.000%, 3/01/36 (AMT)	3/27 at 100.00	A2	3,877,705
3,000	5.000%, 3/01/37 (AMT)	3/27 at 100.00	A2	3,570,750
457,205	Total Transportation			538,459,257
	U.S. Guaranteed – 13.4% (8.7% of Total Investments) (7)
3,000	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2011A, 7.250%, 3/01/36 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	3,051,480

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
$5,705	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4, 5.250%, 4/01/48 (Pre-refunded 4/01/23)	4/23 at 100.00	AA-	$6,377,391
	California Educational Facilities Authority, Revenue Bonds, University of San Francisco, Series 2011:
2,120	6.125%, 10/01/36 (Pre-refunded 10/01/21)	10/21 at 100.00	N/R	2,222,163
2,205	6.125%, 10/01/36 (Pre-refunded 10/01/21)	10/21 at 100.00	A2	2,313,177
1,285	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43 (Pre-refunded 8/15/25)	8/25 at 100.00	A+	1,566,145
15,535	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46 (Pre-refunded 11/15/26)	11/26 at 100.00	N/R	19,765,957
16,250	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016A, 5.000%, 11/15/46 (Pre-refunded 11/15/25)	11/25 at 100.00	A+	19,992,863
1,700	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2014A, 5.000%, 10/01/38 (Pre-refunded 10/01/24)	10/24 at 100.00	N/R	2,009,077
5,360	California Infrastructure and Economic Development Bank, First Lien Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2003A, 5.000%, 7/01/23 – AGM Insured (ETM)	No Opt. Call	AA+	6,024,854
18,250	California Municipal Finance Authority, Revenue Bonds, Pomona College, Series 2017, 5.000%, 1/01/48 (Pre-refunded 1/01/28)	1/28 at 100.00	AAA	23,911,698
5,500	California Statewide Communities Development Authority, Revenue Bonds, Buck Institute for Research on Aging, Series 2014, 5.000%, 11/15/44 (Pre-refunded 11/15/24) – AGM Insured	11/24 at 100.00	AA	6,495,940
6,450	California Statewide Communities Development Authority, School Facility Revenue Bonds, Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R	6,700,841
2,915	Contra Costa County, California, GNMA Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 1988, 8.250%, 6/01/21 (AMT) (ETM)	No Opt. Call	AA+	2,955,140
4,265	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing, Series 2012, 5.000%, 9/01/41 (Pre-refunded 3/01/22)	3/22 at 100.00	AA-	4,517,104
45,725	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A, 6.000%, 1/15/53 (Pre-refunded 1/15/24)	1/24 at 100.00	A-	53,889,656
4,000	Hesperia Unified School District, San Bernardino County, California, Certificates of Participation, Series 2013A, 5.000%, 2/01/38 (Pre-refunded 2/01/23) – BAM Insured	2/23 at 100.00	AA	4,407,000
	Marysville, California, Revenue Bonds, Fremont-Rideout Health Group, Series 2011:
275	5.125%, 1/01/32 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	276,097
525	5.200%, 1/01/34 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	527,126
125	5.250%, 1/01/35 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	125,511
250	5.250%, 1/01/37 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	251,023
15,615	5.250%, 1/01/42 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	15,678,865
	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011:
4,450	6.500%, 8/01/24 (Pre-refunded 8/01/21)	8/21 at 100.00	A	4,636,055
3,000	7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A	3,134,790
7,500	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presybterian, Series 2011A, 6.000%, 12/01/40 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	7,931,550

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
$1,655	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	$1,734,870
5,840	Orange County Water District, California, Revenue Certificates of Participation, Series 1999A, 5.375%, 8/15/29 (ETM)	No Opt. Call	N/R	7,694,375
905	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B, 5.000%, 8/15/34 (Pre-refunded 8/15/32) – NPFG Insured	8/32 at 100.00	N/R	1,306,313
2,370	Oxnard School District, Ventura County, California, General Obligation Bonds, Election 2012 Series 2013B, 5.000%, 8/01/43 (Pre-refunded 8/01/23) – AGM Insured	8/23 at 100.00	AA	2,672,768
2,575	Oxnard School District, Ventura County, California, General Obligation Bonds, Refunding Series 2001A, 5.750%, 8/01/30 (Pre-refunded 2/01/22) – NPFG Insured	2/22 at 103.00	A+	2,816,509
9,385	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds, Refunding Election 2012 Series 2013A, 5.000%, 8/01/43 (Pre-refunded 8/01/23)	8/23 at 100.00	Aa3	10,583,934
1,290	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)	No Opt. Call	AA+	1,415,207
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E, 6.000%, 8/01/26 (ETM)	No Opt. Call	C	2,592,760
5,335	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series 2011A, 5.750%, 9/01/30 (Pre-refunded 9/01/21)	9/21 at 100.00	A-	5,554,695
1,460	Rohnert Park Community Development Commission, California, Tax Allocation Bonds, Redevelopment Project Series 2007R, 5.000%, 8/01/37 – FGIC Insured (ETM)	12/20 at 100.00	Baa2	1,506,691
5,825	Sacramento, California, Wastewater Revenue Bonds, Series 2013, 5.000%, 9/01/42 (Pre-refunded 9/01/23)	9/23 at 100.00	AA	6,592,327
6,500	San Diego Community College District, California, General Obligation Bonds, Refunding Series 2011, 5.000%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	AAA	6,710,405
2,135	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/42 (Pre-refunded 4/01/22)	4/22 at 100.00	AAA	2,272,579
5,000	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds, Series 2014A, 5.000%, 4/01/44 (Pre-refunded 4/01/24)	4/24 at 100.00	AAA	5,758,350
5,580	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Series 2011A, 5.000%, 11/01/41 (Pre-refunded 11/01/21) (UB) (8)	11/21 at 100.00	Aa2	5,827,082
750	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Tender Option Bond Trust 2015-XF0226, 17.953%, 11/01/28 (Pre-refunded 11/01/21), 144A (IF) (8)	11/21 at 100.00	Aa2	882,825
780	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	A-	788,432
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds, Mission Bay South Redevelopment Project, Series 2011D:
785	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	793,604
980	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+	990,741
	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election 2010 Series 2011A:
220	5.000%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	227,830
1,895	5.000%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	Aaa	1,963,902

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (7) (continued)
$7,860	Santa Ana Community Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2011A, 6.750%, 9/01/28 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	$7,988,747
6,245	Southwestern Community College District, San Diego County, California, General Obligation Bonds, Election of 2008, Series 2011C, 5.250%, 8/01/36 (Pre-refunded 8/01/21)	8/21 at 100.00	Aa2	6,457,517
2,475	Temecula Redevelopment Agency, California, Redevelopment Project 1 Tax Allocation Housing Bonds Series 2011A, 7.000%, 8/01/39 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R	2,584,890
1,200	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011, 7.500%, 9/01/39 (Pre-refunded 3/01/21)	3/21 at 100.00	N/R	1,221,636
1,000	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011, 6.875%, 12/01/33 (Pre-refunded 12/01/21)	12/21 at 100.00	A+	1,065,940
8,760	University of California Regents, Medical Center Pooled Revenue Bonds, Series 2013J, 5.250%, 5/15/31 (Pre-refunded 5/15/23)	5/23 at 100.00	AA-	9,823,464
10,700	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series 2011, 6.500%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB	10,749,755
	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds, Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A:
865	6.000%, 9/01/26 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	902,169
1,420	6.500%, 9/01/32 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R	1,485,874
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series 2011C, 5.250%, 8/01/47 (Pre-refunded 8/01/21)	8/21 at 100.00	Aa2	4,136,120
279,795	Total U.S. Guaranteed			315,863,814
	Utilities – 28.3% (18.5% of Total Investments)
	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost Recovery Prepayment Program, Series 2013A:
2,000	5.000%, 10/01/27	4/23 at 100.00	AA-	2,222,200
6,010	5.000%, 10/01/29	4/23 at 100.00	AA-	6,661,364
7,000	5.000%, 10/01/34	4/23 at 100.00	AA-	7,706,860
3,050	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2020BB, 5.000%, 12/01/35	12/30 at 100.00	AAA	4,231,296
5,000	California Infrastructure and Economic Development Bank Clean Water State Revolving Fund Revenue Bonds, Green Series 2018, 5.000%, 10/01/43	4/28 at 100.00	AAA	6,354,000
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
3,925	5.000%, 7/01/37 (AMT), 144A	7/22 at 100.00	BBB	4,138,716
65,500	5.000%, 11/21/45 (AMT), 144A	7/22 at 100.00	BBB	68,708,845
110	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2003A, 5.250%, 10/01/23 – AGM Insured	12/20 at 100.00	AA	110,442
315	California Statewide Community Development Authority, Water and Wastewater Revenue Bonds, Pooled Financing Program, Series 2004A, 5.250%, 10/01/24 – AGM Insured	12/20 at 100.00	AA	316,263

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2017A:
$5,000	5.000%, 6/01/42	6/27 at 100.00	AAA	$6,231,050
2,200	5.000%, 6/01/45	6/27 at 100.00	AAA	2,725,998
8,715	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Green Series 2019A, 5.000%, 6/01/44	6/29 at 100.00	AAA	11,355,732
10,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Series 2014C, 5.000%, 6/01/44	6/24 at 100.00	AAA	11,457,800
	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A:
14,140	5.000%, 11/15/35	No Opt. Call	A+	19,774,224
7,610	5.500%, 11/15/37	No Opt. Call	A+	11,416,142
8,980	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Refunding Series 2019D, 5.000%, 7/01/44	7/29 at 100.00	Aa2	11,681,004
33,735	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2012B, 5.000%, 7/01/43	7/22 at 100.00	Aa2	36,146,378
4,865	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2013B, 5.000%, 7/01/28	7/23 at 100.00	Aa2	5,447,730
4,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B, 5.000%, 7/01/43	1/24 at 100.00	Aa2	4,500,400
43,605	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017A, 5.000%, 7/01/42	1/27 at 100.00	Aa2	53,320,194
4,500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017B, 5.000%, 7/01/38	1/27 at 100.00	Aa2	5,545,035
53,615	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2017C, 5.000%, 7/01/47	7/27 at 100.00	Aa2	65,990,414
10,650	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018A, 5.000%, 7/01/38	1/28 at 100.00	Aa2	13,506,863
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2018D:
8,960	5.000%, 7/01/38	7/28 at 100.00	Aa2	11,526,592
8,215	5.000%, 7/01/39	7/28 at 100.00	Aa2	10,547,649
4,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2019C, 5.000%, 7/01/49	7/29 at 100.00	AA-	5,164,600
3,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Tender Option Bond Trust 2015-XF2047, 17.582%, 7/01/43, 144A (IF) (8)	7/22 at 100.00	Aa2	3,857,790
2,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.000%, 7/01/41	1/21 at 100.00	AA+	2,007,420
2,355	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2012B, 5.000%, 7/01/37	7/22 at 100.00	AA+	2,529,553
24,070	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	AA+	27,587,108
6,770	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2016A, 5.000%, 7/01/46	1/26 at 100.00	AA+	8,060,227

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2017A, 5.000%, 7/01/41	1/27 at 100.00	AA+	$12,287,500
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018A, 5.000%, 7/01/48	1/28 at 100.00	AA+	12,493,600
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2018B:
2,000	5.000%, 7/01/38	7/28 at 100.00	AA+	2,581,320
6,650	5.000%, 7/01/48	7/28 at 100.00	AA+	8,419,698
	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2020A:
17,340	5.000%, 7/01/41	7/30 at 100.00	Aa2	23,174,910
4,000	5.000%, 7/01/47	7/30 at 100.00	Aa2	5,271,960
1,490	Los Angeles, California, Wastewater System Revenue Bonds, Green Series 2015C, 5.000%, 6/01/45	6/25 at 100.00	AA+	1,746,444
4,420	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Lien Series 2017A, 5.250%, 6/01/47	6/27 at 100.00	AA	5,503,121
5,000	Los Angeles, California, Wastewater System Revenue Bonds, Green Subordinate Series 2018A, 5.000%, 6/01/48	6/28 at 100.00	AA	6,284,750
	Los Angeles, California, Wastewater System Revenue Bonds, Refunding Subordinate Lien Series 2013A:
1,245	5.000%, 6/01/34	6/23 at 100.00	AA	1,378,862
6,840	5.000%, 6/01/35	6/23 at 100.00	AA	7,570,033
	Mesa Water District, California, Certificates of Participation, Series 2020:
2,000	4.000%, 3/15/45	3/30 at 100.00	AAA	2,410,440
6,380	5.000%, 3/15/50	3/30 at 100.00	AAA	8,288,768
13,500	Metropolitan Water District of Southern California, Water Revenue Bonds, Refunding Series 2020C, 5.000%, 7/01/40	7/30 at 100.00	AAA	18,203,940
14,700	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2020A, 5.000%, 10/01/49	10/29 at 100.00	AAA	19,218,927
7,525	Moulton Niguel Water District, California, Certificates of Participation, Series 2019, 3.000%, 9/01/44	3/29 at 100.00	AAA	8,218,429
3,500	Placerville Public Financing Authority, California, Wastewater System Refinancing and Improvement Project Revenue Bonds, Series 2006, 5.000%, 9/01/34 – SYNCORA GTY Insured	12/20 at 100.00	N/R	3,536,855
3,195	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/44	12/20 at 100.00	CCC	3,242,925
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
1,730	5.500%, 7/01/28	7/22 at 100.00	CCC	1,814,338
6,390	5.750%, 7/01/37	7/22 at 100.00	CCC	6,709,500
5,235	6.000%, 7/01/47	7/22 at 100.00	CCC	5,509,838
3,000	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Sacramento Regional County Sanitation District, Series 2014A, 5.000%, 12/01/33	6/24 at 100.00	AA	3,468,870

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$26,570	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Sacramento Regional County Sanitation District, Series 2020A, 5.000%, 12/01/50	12/30 at 100.00	AA	$35,017,931
2,800	Sacremento Municipal Utility District, California, Electric Revenue Bonds, Series 2020H, 4.000%, 8/15/40	8/30 at 100.00	AA	3,434,620
2,500	Sacremento Municipal Utility District, California, Electric Revenue Bonds, Tender Option Bond Trust 2016-XG0060, 18.019%, 8/15/41, 144A (IF) (8)	8/23 at 100.00	AA	3,624,250
4,000	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%, 8/01/37	8/26 at 100.00	Aa3	4,904,400
2,570	San Francisco City and County Public Utilities Commission, California, Wastewater Revenue Bonds, Series 2018B, 5.000%, 10/01/43	4/28 at 100.00	AA	3,224,862
750	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Tender Option Bond Trust 2015-XF0226, 17.953%, 5/01/21, 144A (IF) (8)	No Opt. Call	Aa2	955,425
2,145	Santa Clara Valley Water District, California, Water System Revenue Bonds, Refunding Series 2020A, 5.000%, 6/01/45	6/30 at 100.00	Aa1	2,809,907
	Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue Bonds, Series 2015:
3,000	5.000%, 8/01/40	8/25 at 100.00	AA	3,570,630
1,600	5.000%, 8/01/45	8/25 at 100.00	AA	1,893,056
1,095	Silicon Valley Clean Water, Mateo County, California, Wastewater Revenue Bonds, Series 2018, 4.000%, 8/01/46	2/28 at 100.00	AA	1,255,275
	Southern California Public Power Authority, California, Revenue Bonds, Apex Power Project Series 2014A:
1,565	5.000%, 7/01/35	7/24 at 100.00	AA-	1,797,872
1,500	5.000%, 7/01/38	7/24 at 100.00	AA-	1,716,315
4,000	Southern California Public Power Authority, Natural Gas Project 1 Revenue Bonds, Series 2007A, 5.000%, 11/01/33	No Opt. Call	A	5,479,600
554,130	Total Utilities			667,849,060
	Water and Sewer – 1.1% (0.7% of Total Investments)
2,500	Central Basin Municipal Water District, California, Certificates of Participation, Tender Option Bond Trust 2016-XG0038, 17.520%, 8/01/39 – AGC Insured, 144A (IF) (8)	2/21 at 100.00	AA	2,519,425
23,430	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.250%, 7/01/39 (UB) (8)	1/21 at 100.00	AA+	23,522,080
25,930	Total Water and Sewer			26,041,505
$3,229,979	Total Long-Term Investments (cost $3,197,959,167)			3,614,868,496

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.1% (0.1% of Total Investments)
	MUNICIPAL BONDS – 0.1% (0.1% of Total Investments)
	Utilities – 0.1% (0.1% of Total Investments)
$2,525	Sacramento County Sanitation Districts Financing Authority, California, Revenue Bonds, Variable Rate Demand Obligation, Crossover Refunding Series 2001, 5.500%, 12/01/20 – AMBAC Insured	No Opt. Call	AA	$2,525,000
$2,525	Total Short-Term Investments (cost $2,525,000)			2,525,000
	Total Investments (cost $3,200,484,167) – 153.3%			3,617,393,496
	Floating Rate Obligations – (0.9)%			(21,750,000)
	MuniFund Preferred Shares, net of deferred offering costs – (13.6)% (9)			(319,793,490)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (40.4)% (10)			(954,190,976)
	Other Assets Less Liabilities – 1.6%			38,063,947
	Net Asset Applicable to Common Shares – 100%			$2,359,722,977
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$3,614,868,496	$ —	$3,614,868,496
Short-Term Investments:
Municipal Bonds	—	2,525,000	—	2,525,000
Total	$ —	$3,617,393,496	$ —	$3,617,393,496

NAC	Nuveen California Quality Municipal Income Fund (continued)
Portfolio of Investments November 30, 2020
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(9)	MuniFund Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 8.8%.
(10)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 26.4%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.